SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 29, 2013
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor
	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
Share-based compensation expense	$1,234	$1,169

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor
	For the Three Months Ended March 29, 2013		For the Three Months Ended March 30, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A
Expected volatility	48.6%	49.4%	43.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.1	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan for the three months ended March 29, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	5,103	$255.00
Forfeited	1,266	$255.00
Outstanding at March 29, 2013	202,590	$220.38	7.8	$7,013
Vested or expected to vest at March 29, 2013	201,033	$220.12	7.8	$7,013
Exercisable at March 29, 2013	65,079	$147.24	4.1	$7,013
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.